UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 3/31/2011

Check here if Amendment []; Amendment Number:
                                               -------

This Amendment (Check only one.):              [ ] is a restatement.
                                               [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      NOBLE PARTNERS, L.P.
           ------------------------------
Address:   265 FRANKLIN ST., 21ST FLOOR
           ------------------------------
           BOSTON, MA 02110
           ------------------------------

Form 13F File Number: 28-11605
              ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   GEORGE L. NOBLE
        -----------------------------
Title:  PRESIDENT, PEAK ASSET MGT., INC., GENERAL PARTNER, NOBLE PARTNERS, L.P.
        -----------------------------------------------------------------------
Phone:  617-646-6500
        ------------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ GEORGE L. NOBLE                BOSTON, MA                         5/16/2011
---------------------------------  ---------------------------------  ---------
[Signature]                        [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0
                                         --------------

Form 13F Information Table Entry Total:              50
                                         --------------

Form 13F Information Table Value Total:  $       59,907
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.     NONE

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                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- ---------------- --------- -------- ----------------- ---------- -------- -------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------- ---------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
ACADIA PHARMACEUTICALS INC   COM              004225108      113   70,000 SH       SOLE                 70,000      0    0
ACCO BRANDS CORP             COM              00081T108      286   30,000 SH       SOLE                 30,000      0    0
AEGERION PHARMACEUTICALS INC COM              00767E102      166   10,000 SH       SOLE                 10,000      0    0
AERCAP HOLDINGS NV           SHS              N00985106    2,011  160,000 SH       SOLE                160,000      0    0
AKORN INC                    COM              009728106    1,906  330,300 SH       SOLE                330,300      0    0
ALLERGAN INC                 COM              018490102    2,486   35,000 SH       SOLE                 35,000      0    0
ALPHA NATURAL RESROUCES INC  COM              02076X102    2,078   35,000 SH       SOLE                 35,000      0    0
AMAG PHARMACEUTICALS INC     COM              00163U106      334   20,000 SH       SOLE                 20,000      0    0
AMARIN CORP PLC              SPONS ADR NEW    023111206    1,679  230,000 SH       SOLE                230,000      0    0
ARDEA BIOSCIENCES INC        COM              03969P107      230    8,000 SH       SOLE                  8,000      0    0
BOISE INC                    *W EXP 06/18/201 09746Y113      129   76,000 SH       SOLE                 76,000      0    0
BRISTOL MYERS SQUIBB CO      COM              110122108      264   10,000 SH       SOLE                 10,000      0    0
CADENCE PHARMACEUTICALS INC  COM              12738T100      184   20,000 SH       SOLE                 20,000      0    0
CARDIOME PHARMA CORP         COM NEW          14159U202       86   20,000 SH       SOLE                 20,000      0    0
CLEVELAND BIOLABS INC        COM              185860103      225   30,000 SH       SOLE                 30,000      0    0
CLIFFS NATURAL RESOURCES INC COM              18683K101    2,948   30,000 SH       SOLE                 30,000      0    0
COMMUNITY HEALTH SYS INC NEW COM              203668108      560   14,000 SH       SOLE                 14,000      0    0
CONCEPTUS INC                COM              206016107      434   30,000 SH       SOLE                 30,000      0    0
CVS CAREMARK CORPORATION     COM              126650100      515   15,000 SH       SOLE                 15,000      0    0
DELL INC                     COM              24702R101    1,466  101,000 SH       SOLE                101,000      0    0
DENDREON CORP                COM              24823Q107      449   12,000 SH       SOLE                 12,000      0    0
DOMTAR CORP                  COM NEW          257559203    1,377   15,000 SH       SOLE                 15,000      0    0
ELAN PLC                     ADR              284131208      413   60,000 SH       SOLE                 60,000      0    0
FXCM INC                     COM CL A         302693106    2,736  210,000 SH       SOLE                210,000      0    0
GANNETT INC                  COM              364730101    3,046  200,000 SH       SOLE                200,000      0    0
GILEAD SCIENCES INC          COM              375558103    1,486   35,000 SH       SOLE                 35,000      0    0
GOLAR LNG LTD BERMUDA        SHS              G9456A100    1,535   60,000 SH       SOLE                 60,000      0    0
HOLOGIC INC                  COM              436440101      555   25,000 SH       SOLE                 25,000      0    0
INSULET CORP                 COM              45784P101      309   15,000 SH       SOLE                 15,000      0    0
INTERMUNE INC                COM              45884X103      566   12,000 SH       SOLE                 12,000      0    0
INTERNATIONAL COAL GRP INC N COM              45928H106    3,391  300,100 SH       SOLE                300,100      0    0
LINCARE HLDGS INC            COM              532791100    1,186   40,000 SH       SOLE                 40,000      0    0
MAGNUM HUNTER RES CORP DEL   COM              55973B102    1,508  176,000 SH       SOLE                176,000      0    0
MARATHON OIL CORP            COM              565849106    2,666   50,000 SH       SOLE                 50,000      0    0
MASSEY ENERGY COMPANY        COM              576206106    1,367   20,000 SH       SOLE                 20,000      0    0
MCDERMOTT INTL INC           COM              580037109    1,904   75,000 SH       SOLE                 75,000      0    0
MEDIVATION INC               COM              58501N101      224   12,000 SH       SOLE                 12,000      0    0
NEWFIELD EXPL CO             COM              651290108    1,520   20,000 SH       SOLE                 20,000      0    0
NXSTAGE MEDICAL INC          COM              67072V103      440   20,000 SH       SOLE                 20,000      0    0
PATRIOT COAL CORP            COM              70336T104    2,583  100,000 SH       SOLE                100,000      0    0
PERRIGO CO                   COM              714290103      954   12,000 SH       SOLE                 12,000      0    0
PIONEER NAT RES CO           COM              723787107    2,038   20,000 SH       SOLE                 20,000      0    0
RIO TINTO PLC                SPONSORED ADR    767204100    4,267   60,000 SH       SOLE                 60,000      0    0
SEQUENOM INC                 COM NEW          817337405      190   30,000 SH       SOLE                 30,000      0    0
TOWN SPORTS INTL HLDGS INC   COM              89214A102      380   75,100 SH       SOLE                 75,100      0    0
UNITED CONTL HLDGS INC       COM              910047109    1,152   50,100 SH       SOLE                 50,100      0    0
UNITEDHEALTH GROUP INC       COM              91324P102      452   10,000 SH       SOLE                 10,000      0    0
U S AIRWAYS GROUP INC        COM              90341W108    1,743  200,100 SH       SOLE                200,100      0    0
WATSON PHARMACEUTICALS INC   COM              942683103      672   12,000 SH       SOLE                 12,000      0    0
WELLPOINT INC                COM              94973V107      698   10,000 SH       SOLE                 10,000      0    0
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